Indebtedness to related parties (Details Narrative)	1 Months Ended					6 Months Ended		12 Months Ended
	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Nov. 30, 2022	Oct. 31, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Related Party Transaction [Line Items]
Accounts payable						$ 13,951,000		$ 10,073,000
Repayment of debt							$ 1,217,000
the "Group"
Related Party Transaction [Line Items]
Debt remission amount								3,105,300	€ 3,000,000	$ 5,871,714	€ 5,000,000
Debt write off	$ 2,191,282	€ 2,000,000
Debt, noncurrent								3,105,300
Debt, current								3,008,775
Interest expense								82,493
Accounts payable						1,281,309		$ 2,388,441
Debt outstanding, noncurrent						3,531,300
Short-term debt outstanding						3,008,775
WISeCoin AG
Related Party Transaction [Line Items]
Proceeds from related party				$ 2,750,000	€ 250,000
Interest rate			2.50%	3.00%	300.00%
Repayment of debt						2,750,000
Interest payable						$ 305,700